Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets	12 Months Ended
Mar. 31, 2012
Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

(20) Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets

The allowances for trade receivable, finance subsidiaries-receivables and other assets for the years ended March 31, 2010, 2011 and 2012 are set forth in the following table:

	Yen (millions)
		Additions	Deductions
	Balance at beginning of period	Charged to costs and expenses	Bad debts written off	Foreign currency translation	Balance at end of period
March 31, 2010:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,455	¥4,039	¥3,268	¥329	¥8,555

Finance subsidiaries-receivables
Allowance for credit losses	¥35,617	¥32,913	¥32,053	¥(1,550)	¥34,927
Allowance for losses on lease residual values	20,393	7,149	18,716	427	9,253

	¥56,010	¥40,062	¥50,769	¥(1,123)	¥44,180

Other assets
Allowance for doubtful accounts	¥9,140	¥1,294	¥1,395	¥280	¥9,319

March 31, 2011:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥8,555	¥3,625	¥3,849	¥(427)	¥7,904

Finance subsidiaries-receivables
Allowance for credit losses*	¥35,823	¥10,146	¥18,302	¥(2,777)	¥24,890
Allowance for losses on lease residual values	9,253	3,159	4,611	(576)	7,225

	¥45,076	¥13,305	¥22,913	¥(3,353)	¥32,115

Other assets
Allowance for doubtful accounts	¥9,319	¥15,839	¥1,734	¥(149)	¥23,275

March 31, 2012:
Trade accounts and notes receivable
Allowance for doubtful accounts	¥7,904	¥3,773	¥3,858	¥(526)	¥7,293

Finance subsidiaries-receivables
Allowance for credit losses	¥24,890	¥11,625	¥15,484	¥(415)	¥20,616
Allowance for losses on lease residual values	7,225	1,407	2,954	(312)	5,366

	¥32,115	¥13,032	¥18,438	¥(727)	¥25,982

Other assets
Allowance for doubtful accounts	¥23,275	¥1,293	¥1,311	¥(221)	¥23,036

*	Honda adopted Accounting Standards Update (ASU) 2009-16 “Accounting for Transfers of Financial Assets”, and ASU 2009-17 “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities”, effective April 1, 2010. Upon the adoption of these standards, ten former QSPEs that were not consolidated as of March 31, 2010 were consolidated by the Company as of April 1, 2010. Allowance for credit losses at beginning of the fiscal year ended March 31, 2011 includes the impact of the adoption of these standards. Therefore, the amount does not correspond to the balance at end of the fiscal year ended March 31, 2010. (see note 1(c))